Long Term Debt Investment (Details) - USD ($)		6 Months Ended
	Mar. 31, 2023	Jun. 30, 2025	Jun. 30, 2024
Long Term Debt Investment [Abstract]
Agreement term	5 years
Payment of loan	$ 6,000,000
Percentage of loan rate	12.00%
Investment income		$ 359,014	$ 359,014